(Loss)/Earnings per Share - Computation of Basic and Diluted Net (Loss) Income per Share (Detail)	12 Months Ended
	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares
Schedule Of Earnings Per Share Basic And Diluted [Line Items]
Allocation of net (loss)/income attributable to Qudian Inc. for basic computation | ¥			¥ 576,652,618	¥ (233,163,744)
Denominator used for earnings per ADS - basic			79,310,000	79,310,000
Millions of Shares (denominator):
Weighted average number of ordinary share outstanding - basic			79,310,000	79,310,000
Denominator used for earnings per ADS - diluted			303,780,000	79,310,000
Denominator used for basic (loss)/earnings per share			79,310,000	79,310,000
(Loss)/earnings per share - basic | ¥ / shares			¥ 7.27	¥ (2.94)
Allocation of net (loss)/income attributable to Qudian Inc. for diluted computation | ¥			¥ 576,652,618	¥ (233,163,744)
Allocation of net (loss)/income attributable to Qudian Inc. | ¥			¥ 576,652,618	¥ (233,163,744)
Millions of Shares (denominator):
Weighted average number of ordinary share outstanding - basic			79,310,000	79,310,000
Dilutive effect of preferred shares			222,460,000
Adjustments for dilutive share options			2,010,000
Denominator used for diluted (loss)/earnings per share			303,780,000	79,310,000
(Loss)/earnings per share - diluted | ¥ / shares			¥ 1.90	¥ (2.94)
Class A Voting Ordinary Shares [Member]
Schedule Of Earnings Per Share Basic And Diluted [Line Items]
Allocation of net (loss)/income attributable to Qudian Inc. for basic computation	$ 165,556,319	¥ 1,077,159,077
Denominator used for earnings per ADS - basic	62,900,000	62,900,000
Millions of Shares (denominator):
Weighted average number of ordinary share outstanding - basic	62,900,000	62,900,000
Denominator used for earnings per ADS - diluted	305,220,000	305,220,000
Denominator used for basic (loss)/earnings per share	62,900,000	62,900,000
(Loss)/earnings per share - basic | (per share)	$ 2.63	¥ 17.13
Allocation of net (loss)/income attributable to Qudian Inc. for diluted computation	$ 263,470,043	¥ 1,714,215,136
Reallocation of net income attributable to Qudian Inc. as a result of conversion of Class B to Class A shares	69,201,187	450,243,684
Allocation of net (loss)/income attributable to Qudian Inc.	$ 332,671,230	¥ 2,164,548,820
Millions of Shares (denominator):
Weighted average number of ordinary share outstanding - basic	62,900,000	62,900,000
Dilutive effect of preferred shares	177,360,000	177,360,000
Conversion of Class B to Class A ordinary shares	63,490,000	63,490,000
Adjustments for dilutive share options	1,470,000	1,470,000
Denominator used for diluted (loss)/earnings per share	305,220,000	305,220,000
(Loss)/earnings per share - diluted | (per share)	$ 1.09	¥ 7.09
Class A Voting Ordinary Shares [Member] | ADS [Member]
Schedule Of Earnings Per Share Basic And Diluted [Line Items]
Denominator used for earnings per ADS - basic	41.44	41.44
Millions of Shares (denominator):
Weighted average number of ordinary share outstanding - basic	41.44	41.44
Denominator used for earnings per ADS - diluted	41.44	41.44
(Loss)/earnings per share - basic | (per share)	$ 2.63	¥ 17.13
Millions of Shares (denominator):
Weighted average number of ordinary share outstanding - basic	41.44	41.44
Denominator used for diluted (loss)/earnings per share	41.44	41.44
(Loss)/earnings per share - diluted | (per share)	$ 1.09	¥ 7.09
Class B Voting Ordinary Shares [Member]
Schedule Of Earnings Per Share Basic And Diluted [Line Items]
Allocation of net (loss)/income attributable to Qudian Inc. for basic computation	$ 167,114,911	¥ 1,087,299,743
Denominator used for earnings per ADS - basic	63,490,000	63,490,000
Millions of Shares (denominator):
Weighted average number of ordinary share outstanding - basic	63,490,000	63,490,000
Denominator used for earnings per ADS - diluted	63,490,000	63,490,000
Denominator used for basic (loss)/earnings per share	63,490,000	63,490,000
(Loss)/earnings per share - basic | (per share)	$ 2.63	¥ 17.13
Allocation of net (loss)/income attributable to Qudian Inc. for diluted computation	$ 69,201,187	¥ 450,243,684
Allocation of net (loss)/income attributable to Qudian Inc.	$ 69,201,187	¥ 450,243,684
Millions of Shares (denominator):
Weighted average number of ordinary share outstanding - basic	63,490,000	63,490,000
Denominator used for diluted (loss)/earnings per share	63,490,000	63,490,000
(Loss)/earnings per share - diluted | (per share)	$ 1.09	¥ 7.09